Statement of changes in equity (Parenthetical) - ZAR (R) R in Millions	Sep. 07, 2018	Jun. 30, 2018
Adjustment to opening shareholders' equity position		R (121)
Sasol Inzalo Public Funding (RF) (Pty) Ltd | Sasol preferred ordinary shares
Repurchase of shares	16,085,199
Share repurchase price	R 542.11